Other expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Expenses, By Function [Abstract]
Professional fees	$ 87.5	$ 61.4	$ 44.1
Non-trading technology and support	59.6	45.8	36.7
Trading systems and market data	68.5	54.6	25.2
Occupancy and equipment rental	25.7	23.0	11.8
Travel and business development	25.6	20.6	10.2
Communications	8.4	7.4	8.1
Bank fees	8.7	5.4	4.1
Owner fees	2.4	6.0	3.4
VAT (irrecoverable)	4.6	2.7	1.7
Other	15.3	10.5	2.5
Other expenses	$ 306.3	$ 237.4	$ 147.8